SEGMENT REPORTING - Revenue by Products and Services (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Revenue from External Customers [Line Items]
Total consolidated revenue	$ 601,988	$ 648,109	$ 668,377
Print
Revenue from External Customers [Line Items]
Total consolidated revenue	366,127	391,486	407,473
Labels
Revenue from External Customers [Line Items]
Total consolidated revenue	105,680	108,547	104,511
Software
Revenue from External Customers [Line Items]
Total consolidated revenue	8,924	9,487	10,371
Services
Revenue from External Customers [Line Items]
Total consolidated revenue	73,177	87,466	95,124
Other
Revenue from External Customers [Line Items]
Total consolidated revenue	$ 48,080	$ 51,123	$ 50,898